GUARANTEES OF REGISTERED SECURITIES	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Disclosure [Abstract]
GUARANTEES OF REGISTERED SECURITIES
GUARANTEES OF REGISTERED SECURITIES
Rowan plc and its 100%-owned subsidiary, RCI, have entered into agreements providing for, among other things, the full, unconditional and irrevocable guarantee by Rowan plc of the prompt payment, when due, of any amount owed to the holders of RCI's Senior Notes and amounts outstanding under RCI’s Revolving Credit Facility, if any.
There were changes to the corporate ownership structure during the second quarter of 2018. As such changes are required to be applied retrospectively, the Company has recast its historical condensed consolidating financial information to reflect these changes. The condensed consolidating financial information that follows is presented on the equity method of accounting in accordance with Rule 3-10 of Regulation S-X in connection with Rowan plc’s guarantee of the Senior Notes and reflects the corporate ownership structure as of June 30, 2018. Financial Information for the years ended December 31, 2017, 2016 and 2015 reflect changes to the corporate ownership structure that occurred in the fourth quarter of 2017 and the second quarter of 2018. Financial information as of December 31, 2017 and 2016 has been recast to reflect changes to the corporate ownership structure that occurred in the second quarter of 2018 and is presented as though the structure at June 30, 2018, was in place at January 1, 2015. In addition, the Condensed Consolidating Statements of Operations and Condensed Consolidating Statements of Other Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015, and the Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2016 and 2015, have been recast for the adoption of new accounting standards (see Note 1 for additional information).
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$48.7	$1,283.2	$(49.1)	$1,282.8

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	0.5	727.5	(43.0)	685.0
Depreciation and amortization	—	18.3	385.4	—	403.7
Selling, general and administrative	29.2	0.2	81.3	(6.1)	104.6
Gain on sale of assets to unconsolidated subsidiary	—	—	(157.4)	—	(157.4)
Loss on disposals of property and equipment	—	1.7	7.7	—	9.4
Total costs and expenses	29.2	20.7	1,044.5	(49.1)	1,045.3

Equity in earnings of unconsolidated subsidiary	—	—	0.9	—	0.9

INCOME (LOSS) FROM OPERATIONS	(29.2)	28.0	239.6	—	238.4

OTHER INCOME (EXPENSE):
Interest expense	—	(155.8)	(0.5)	0.6	(155.7)
Interest income	—	3.6	12.4	(0.6)	15.4
Gain on extinguishment of debt	—	1.7	—	—	1.7
Other - net	20.4	(20.7)	(0.2)	—	(0.5)
Total other income (expense) - net	20.4	(171.2)	11.7	—	(139.1)

INCOME (LOSS) BEFORE INCOME TAXES	(8.8)	(143.2)	251.3	—	99.3
Provision (benefit) for income taxes	—	(8.2)	34.8	—	26.6
Equity in earnings of consolidated subsidiaries, net of tax	81.5	209.4	—	(290.9)	—

NET INCOME	$72.7	$74.4	$216.5	$(290.9)	$72.7
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$40.4	$1,836.9	$(34.1)	$1,843.2

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	12.4	796.4	(29.1)	779.7
Depreciation and amortization	—	19.2	382.7	1.0	402.9
Selling, general and administrative	28.5	5.5	74.2	(6.0)	102.2
Loss on disposals of property and equipment	—	0.9	7.8	—	8.7
Material charges and other operating items	—	—	32.9	—	32.9
Total costs and expenses	28.5	38.0	1,294.0	(34.1)	1,326.4

INCOME (LOSS) FROM OPERATIONS	(28.5)	2.4	542.9	—	516.8

OTHER INCOME (EXPENSE):
Interest expense	—	(155.5)	(4.1)	4.1	(155.5)
Interest income	—	5.1	2.8	(4.1)	3.8
Loss on extinguishment of debt	—	(31.2)	—	—	(31.2)
Other - net	21.2	(20.9)	(8.6)	—	(8.3)
Total other income (expense) - net	21.2	(202.5)	(9.9)	—	(191.2)

INCOME (LOSS) BEFORE INCOME TAXES	(7.3)	(200.1)	533.0	—	325.6
Provision (benefit) for income taxes	—	5.1	(6.7)	6.6	5.0
Equity in earnings (losses) of consolidated subsidiaries, net of tax	327.9	7.8	—	(335.7)	—

NET INCOME (LOSS)	$320.6	$(197.4)	$539.7	$(342.3)	$320.6
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$60.0	$2,133.4	$(56.4)	$2,137.0

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	13.0	1,017.6	(50.4)	980.2
Depreciation and amortization	—	19.5	370.4	1.5	391.4
Selling, general and administrative	26.2	3.9	91.7	(7.5)	114.3
(Gain) loss on disposals of property and equipment	—	0.9	(8.6)	—	(7.7)
Gain on litigation settlement	—	—	—	—	—
Material charges and other operating items	—	—	337.3	—	337.3
Total costs and expenses	26.2	37.3	1,808.4	(56.4)	1,815.5

INCOME (LOSS) FROM OPERATIONS	(26.2)	22.7	325.0	—	321.5

OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	—	(145.3)	(22.8)	22.8	(145.3)
Interest income	0.8	22.1	1.0	(22.8)	1.1
Loss on extinguishment of debt	—	(1.5)	—	—	(1.5)
Other - net	22.3	(25.5)	(14.9)	—	(18.1)
Total other income (expense) - net	23.1	(150.2)	(36.7)	—	(163.8)

INCOME (LOSS) BEFORE INCOME TAXES	(3.1)	(127.5)	288.3	—	157.7
Provision for income taxes	—	17.2	48.6	(1.4)	64.4
Equity in earnings (losses) of consolidated subsidiaries, net of tax	96.4	(77.8)	—	(18.6)	—

NET INCOME (LOSS)	$93.3	$(222.5)	$239.7	$(17.2)	$93.3
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME	$72.7	$74.4	$216.5	$(290.9)	$72.7

OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	(33.3)	(33.3)	—	33.3	(33.3)
Net reclassification adjustment for amounts recognized in net income as a component of net periodic benefit cost, net of income taxes	11.4	11.4	—	(11.4)	11.4

	(21.9)	(21.9)	—	21.9	(21.9)

COMPREHENSIVE INCOME	$50.8	$52.5	$216.5	$(269.0)	$50.8

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$320.6	$(197.4)	$539.7	$(342.3)	$320.6

OTHER COMPREHENSIVE INCOME:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	(5.1)	(5.1)	—	5.1	(5.1)
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	7.4	7.4	—	(7.4)	7.4

	2.3	2.3	—	(2.3)	2.3

COMPREHENSIVE INCOME (LOSS)	$322.9	$(195.1)	$539.7	$(344.6)	$322.9

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$93.3	$(222.5)	$239.7	$(17.2)	$93.3

OTHER COMPREHENSIVE INCOME:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income (loss), net of income taxes	7.0	7.0	—	(7.0)	7.0
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	13.8	13.8	—	(13.8)	13.8

	20.8	20.8	—	(20.8)	20.8

COMPREHENSIVE INCOME (LOSS)	$114.1	$(201.7)	$239.7	$(38.0)	$114.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$206.3	$1,125.6	$—	$1,332.1
Receivables - trade and other	—	1.2	211.6	—	212.8
Prepaid expenses and other current assets	0.3	10.7	4.5	—	15.5
Total current assets	0.5	218.2	1,341.7	—	1,560.4

Property and equipment - gross	—	241.9	8,592.0	—	8,833.9
Less accumulated depreciation and amortization	—	121.4	2,159.8	—	2,281.2
Property and equipment - net	—	120.5	6,432.2	—	6,552.7

Investments in consolidated subsidiaries	5,401.1	6,387.1	—	(11,788.2)	—
Due from affiliates	0.2	680.0	11.5	(691.7)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.2	—	270.2
Investment in unconsolidated subsidiary	—	—	30.9	—	30.9
Other assets	—	36.4	7.7	—	44.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

CURRENT LIABILITIES:
Accounts payable - trade	$0.7	$12.9	$83.6	$—	$97.2
Deferred revenue	—	—	1.1	—	1.1
Accrued liabilities	—	95.7	63.4	—	159.1
Total current liabilities	0.7	108.6	148.1	—	257.4

Long-term debt, less current portion	—	2,510.3	—	—	2,510.3
Due to affiliates	11.2	11.4	669.1	(691.7)	—
Other liabilities	3.8	261.2	28.6	—	293.6
Deferred income taxes - net	—	—	10.9	—	10.9
Shareholders' equity	5,386.1	4,550.7	7,237.5	(11,788.2)	5,386.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$3.7	$532.0	$719.8	$—	$1,255.5
Receivables - trade and other	—	1.8	299.5	—	301.3
Prepaid expenses and other current assets	0.3	12.9	10.3	—	23.5
Total current assets	4.0	546.7	1,029.6	—	1,580.3

Property and equipment - gross	—	631.0	8,469.8	—	9,100.8
Less accumulated depreciation and amortization	—	273.8	1,767.0	—	2,040.8
Property and equipment - net	—	357.2	6,702.8	—	7,060.0

Investments in consolidated subsidiaries	5,115.8	6,130.3	—	(11,246.1)	—
Due from affiliates	0.4	437.2	64.2	(501.8)	—
Other assets	—	5.6	29.7	—	35.3
	5,120.2	7,477.0	7,826.3	(11,747.9)	8,675.6

CURRENT LIABILITIES:
Current portion of long-term debt	—	126.8	—	—	126.8
Accounts payable - trade	0.4	22.4	71.5	—	94.3
Deferred revenue	—	0.1	103.8	—	103.9
Accrued liabilities	0.3	107.4	51.1	—	158.8
Total current liabilities	0.7	256.7	226.4	—	483.8

Long-term debt, less current portion	—	2,553.4	—	—	2,553.4
Due to affiliates	0.4	63.9	437.5	(501.8)	—
Other liabilities	5.2	283.9	49.7	—	338.8
Deferred income taxes - net	—	46.4	139.3	—	185.7
Shareholders' equity	5,113.9	4,272.7	6,973.4	(11,246.1)	5,113.9
	$5,120.2	$7,477.0	$7,826.3	$(11,747.9)	$8,675.6
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2017
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(10.0)	$(11.3)	$336.2	$(15.1)	$299.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(18.3)	(82.3)	—	(100.6)
Deposit on purchase of rigs	—	—	(7.7)	—	(7.7)
Investment in unconsolidated subsidiary	—	—	(30.0)	—	(30.0)
Contributions to unconsolidated subsidiary for note receivable	—	—	(357.7)	—	(357.7)
Proceeds from sale of assets to unconsolidated subsidiary	—	—	357.7	—	357.7
Repayments of note receivable from unconsolidated subsidiary	—	—	87.5	—	87.5
Proceeds from disposals of property and equipment	—	1.0	2.3	—	3.3
Investments in consolidated subsidiaries	—	32.6	—	(32.6)	—

Net cash provided by (used in) investing activities	—	15.3	(30.2)	(32.6)	(47.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	12.2	(159.7)	147.5	—	—
Distributions to issuer	—	—	(32.6)	32.6	—
Reductions of long-term debt	—	(170.0)	—	—	(170.0)
Dividends paid	—	—	(15.1)	15.1	—
Shares repurchased for tax withholdings on vesting of restricted share units	(5.7)	—	—	—	(5.7)

Net cash provided by (used in) financing activities	6.5	(329.7)	99.8	47.7	(175.7)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3.5)	(325.7)	405.8	—	76.6
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3.7	532.0	719.8	—	1,255.5

CASH AND CASH EQUIVALENTS, END OF PERIOD	$0.2	$206.3	$1,125.6	$—	$1,332.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2016
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATIING ACTIVITIES	$(6.4)	$(58.8)	$1,101.3	$(106.5)	$929.6

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(44.5)	(73.1)	—	(117.6)
Proceeds from disposals of property and equipment	—	0.4	5.8	—	6.2
Collections on note receivable from consolidated subsidiary	—	689.7	—	(689.7)	—
Investments in consolidated subsidiaries	(0.2)	(80.6)	—	80.8	—

Net cash provided by (used in) investing activities	(0.2)	565.0	(67.3)	(608.9)	(111.4)

CASH FLOWS FROM FINANCING ACTIVITES:
Advances (to) from affiliates	(2.0)	58.2	(53.0)	(3.2)	—
Contributions from parent/issuer	—	—	80.8	(80.8)	—
Proceeds from borrowings	—	500.0	—	—	500.0
Reductions of long-term debt	—	(511.8)	(689.7)	689.7	(511.8)
Payment of debt extinguishment costs	—	(24.0)	—	—	(24.0)
Dividends paid	—	—	(109.7)	109.7	—
Debt issue costs	—	(8.7)	—	—	(8.7)
Shares repurchased for tax withholdings on vesting of restricted share units	(5.0)	—	—	—	(5.0)
Excess tax benefits from share-based compensation	—	2.6	—	—	2.6

Net cash provided by (used in) financing activities	(7.0)	16.3	(771.6)	715.4	(46.9)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(13.6)	522.5	262.4	—	771.3
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	17.3	9.5	457.4	—	484.2

CASH AND CASH EQUIVALENTS, END OF PERIOD	$3.7	$532.0	$719.8	$—	$1,255.5
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Year ended December 31, 2015
(In millions)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(6.3)	$5.7	$1,047.1	$(47.4)	$999.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(23.2)	(699.7)	—	(722.9)
Proceeds from disposals of property and equipment	—	2.9	16.5	—	19.4
Advances on note receivable from consolidated subsidiary	—	(481.3)	—	481.3	—
Collections on note receivable from consolidated subsidiary	36.6	503.5	—	(540.1)	—
Investments in consolidated subsidiaries	0.2	(37.7)	—	37.5	—

Net cash provided by (used in) investing activities	36.8	(35.8)	(683.2)	(21.3)	(703.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	(7.4)	89.9	(80.9)	(1.6)	—
Contributions from parent/issuer	—	—	37.5	(37.5)	—
Proceeds from borrowings	—	220.0	481.3	(481.3)	220.0
Reductions of long-term debt	—	(317.9)	(540.1)	540.1	(317.9)
Payment of debt extinguishment costs	—	(1.0)	—	—	(1.0)
Dividends paid	(50.5)	—	(49.0)	49.0	(50.5)
Shares repurchased for tax withholdings on vesting of restricted share units	(1.2)	—	—	—	(1.2)

Net cash used in financing activities	(59.1)	(9.0)	(151.2)	68.7	(150.6)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(28.6)	(39.1)	212.7	—	145.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	45.9	48.6	244.7	—	339.2

CASH AND CASH EQUIVALENTS, END OF PERIOD	$17.3	$9.5	$457.4	$—	$484.2